Other Income	12 Months Ended
Aug. 31, 2025
Other Income and Expenses [Abstract]
Other Income

20. Other Income

During the year, the Company recorded other income from the sale of certain insurance book assets, representing proceeds received for transferring renewal rights and related customer relationships. The Company has no ongoing obligations following the transfer.